Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2019
Registrant Name	FPA PARAMOUNT FUND INC
Entity Central Index Key	0000076210
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2020
Document Effective Date	Jan. 31, 2020
Prospectus Date	Jan. 31, 2020
FPA Paramount Fund, Inc. | FPA Paramount Fund, Inc.
Prospectus:
Trading Symbol	fprax